Filed pursuant to Rule 497(e)
File Nos. 33-78944 and 811-8512
PREMIER VIT (the “Trust”)
OpCap Managed Portfolio
OpCap Mid Cap Portfolio
NACM Small Cap Portfolio
NFJ Dividend Value Portfolio
Supplement Dated December 23, 2009
to the Class I Prospectus Dated May 1, 2009
          At a meeting of the Board of Trustees of the Trust held on December 23, 2009, the Board approved a plan of liquidation, termination and dissolution (the “Plan”) relating to the Trust and each of its series (NACM Small Cap Portfolio, NFJ Dividend Value Portfolio, OpCap Managed Portfolio and OpCap Mid Cap Portfolio (together, the “Portfolios”)).
          The Plan will become effective on or about April 16, 2010 (the “Termination Date”). Upon the Termination Date, the Trust and each of the Portfolios will cease operations except for the purposes of winding up their affairs and taking other actions related to liquidation and termination. As soon as practicable after the Termination Date, any outstanding shares of the Portfolios will be automatically redeemed. The timing of the Termination Date may be changed without notice at the discretion of the Trust’s President.
          Each of the Portfolios will cease accepting new investments as soon as reasonably practicable after the date hereof.
          Holders of variable annuity and variable life insurance contracts should consult their tax advisors for more information on their own tax situation and the possible application of federal, state, local or non-U.S. taxes.
          This supplement to the Prospectus replaces the supplement dated December 15, 2009.

PREMIER VIT (the “Trust”)
NACM Small Cap Portfolio
NFJ Dividend Value Portfolio
Supplement Dated December 23, 2009
to the Class II Prospectus Dated October 5, 2009
          At a meeting of the Board of Trustees of the Trust held on December 23, 2009, the Board approved a plan of liquidation, termination and dissolution (the “Plan”) relating to the Trust and each of its series (NACM Small Cap Portfolio and NFJ Dividend Value Portfolio (together, the “Portfolios”)).
          The Plan will become effective on or about April 16, 2010 (the “Termination Date”). Upon the Termination Date, the Trust and each of the Portfolios will cease operations except for the purposes of winding up their affairs and taking other actions related to liquidation and termination. As soon as practicable after the Termination Date, any outstanding shares of the Portfolios will be automatically redeemed. The timing of the Termination Date may be changed without notice at the discretion of the Trust’s President.
          Each of the Portfolios will cease accepting new investments as soon as reasonably practicable after the date hereof.
          Holders of variable annuity and variable life insurance contracts should consult their tax advisors for more information on their own tax situation and the possible application of federal, state, local or non-U.S. taxes.

PREMIER VIT (the “Trust”)
OpCap Managed Portfolio
OpCap Mid Cap Portfolio
NACM Small Cap Portfolio
Supplement Dated December 23, 2009
to the Class I Prospectus Dated May 1, 2009
          At a meeting of the Board of Trustees of the Trust held on December 23, 2009, the Board approved a plan of liquidation, termination and dissolution (the “Plan”) relating to the Trust and each of its series (NACM Small Cap Portfolio, OpCap Managed Portfolio and OpCap Mid Cap Portfolio (together, the “Portfolios”)).
          The Plan will become effective on or about April 16, 2010 (the “Termination Date”). Upon the Termination Date, the Trust and each of the Portfolios will cease operations except for the purposes of winding up their affairs and taking other actions related to liquidation and termination. As soon as practicable after the Termination Date, any outstanding shares of the Portfolios will be automatically redeemed. The timing of the Termination Date may be changed without notice at the discretion of the Trust’s President.
          Each of the Portfolios will cease accepting new investments as soon as reasonably practicable after the date hereof.
          Holders of variable annuity and variable life insurance contracts should consult their tax advisors for more information on their own tax situation and the possible application of federal, state, local or non-U.S. taxes.
          This supplement to the Prospectus replaces the supplement dated December 15, 2009.

PREMIER VIT (the “Trust”)
OpCap Managed Portfolio
Supplement Dated December 23, 2009
to the Class I Prospectus Dated May 1, 2009
          At a meeting of the Board of Trustees of the Trust held on December 23, 2009, the Board approved a plan of liquidation, termination and dissolution (the “Plan”) relating to the Trust and the OpCap Managed Portfolio (the “Portfolio”).
          The Plan will become effective on or about April 16, 2010 (the “Termination Date”). Upon the Termination Date, the Trust and the Portfolio will cease operations except for the purposes of winding up their affairs and taking other actions related to liquidation and termination. As soon as practicable after the Termination Date, any outstanding shares of the Portfolio will be automatically redeemed. The timing of the Termination Date may be changed without notice at the discretion of the Trust’s President.
          The Portfolio will cease accepting new investments as soon as reasonably practicable after the date hereof.
          Holders of variable annuity and variable life insurance contracts should consult their tax advisors for more information on their own tax situation and the possible application of federal, state, local or non-U.S. taxes.
          This supplement to the Prospectus replaces the supplement dated December 15, 2009.

PREMIER VIT (the “Trust”)
OpCap Mid Cap Portfolio
Supplement Dated December 23, 2009
to the Class I Prospectus Dated May 1, 2009
          At a meeting of the Board of Trustees of the Trust held on December 23, 2009, the Board approved a plan of liquidation, termination and dissolution (the “Plan”) relating to the Trust and the OpCap Mid Cap Portfolio (the “Portfolio”).
          The Plan will become effective on or about April 16, 2010 (the “Termination Date”). Upon the Termination Date, the Trust and the Portfolio will cease operations except for the purposes of winding up their affairs and taking other actions related to liquidation and termination. As soon as practicable after the Termination Date, any outstanding shares of the Portfolio will be automatically redeemed. The timing of the Termination Date may be changed without notice at the discretion of the Trust’s President.
          The Portfolio will cease accepting new investments as soon as reasonably practicable after the date hereof.
          Holders of variable annuity and variable life insurance contracts should consult their tax advisors for more information on their own tax situation and the possible application of federal, state, local or non-U.S. taxes.
          This supplement to the Prospectus replaces the supplement dated December 15, 2009.

PREMIER VIT (the “Trust”)
NACM Small Cap Portfolio
Supplement Dated December 23, 2009
to the Class I Prospectus Dated May 1, 2009
          At a meeting of the Board of Trustees of the Trust held on December 23, 2009, the Board approved a plan of liquidation, termination and dissolution (the “Plan”) relating to the Trust and the NACM Small Cap Portfolio (the “Portfolio”).
          The Plan will become effective on or about April 16, 2010 (the “Termination Date”). Upon the Termination Date, the Trust and the Portfolio will cease operations except for the purposes of winding up their affairs and taking other actions related to liquidation and termination. As soon as practicable after the Termination Date, any outstanding shares of the Portfolio will be automatically redeemed. The timing of the Termination Date may be changed without notice at the discretion of the Trust’s President.
          The Portfolio will cease accepting new investments as soon as reasonably practicable after the date hereof.
          Holders of variable annuity and variable life insurance contracts should consult their tax advisors for more information on their own tax situation and the possible application of federal, state, local or non-U.S. taxes.

PREMIER VIT (the “Trust”)
NFJ Dividend Value Portfolio
Supplement Dated December 23, 2009
to the Class I Prospectus Dated May 1, 2009
          At a meeting of the Board of Trustees of the Trust held on December 23, 2009, the Board approved a plan of liquidation, termination and dissolution (the “Plan”) relating to the Trust and the NFJ Dividend Value Portfolio (the “Portfolio”).
          The Plan will become effective on or about April 16, 2010 (the “Termination Date”). Upon the Termination Date, the Trust and the Portfolio will cease operations except for the purposes of winding up their affairs and taking other actions related to liquidation and termination. As soon as practicable after the Termination Date, any outstanding shares of the Portfolio will be automatically redeemed. The timing of the Termination Date may be changed without notice at the discretion of the Trust’s President.
          The Portfolio will cease accepting new investments as soon as reasonably practicable after the date hereof.
          Holders of variable annuity and variable life insurance contracts should consult their tax advisors for more information on their own tax situation and the possible application of federal, state, local or non-U.S. taxes.